Equity Investments, at Cost	12 Months Ended
Dec. 31, 2021
Equity Investments, at Cost [Abstract]
Equity investments, at cost

Note 6 – Equity investments, at cost

The Company has elected to measure its equity securities without a readily determinable fair value at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. An election to measure an equity security in accordance with this paragraph shall be made for each investment separately.

The Company performed a qualitative assessment considering impairment indicators to evaluate whether these investments were impaired. Impairment indicators that the Company considered included the following: a) a significant deterioration in the earnings performance, credit rating, asset quality or business prospects of the investee; b) a significant adverse change in the regulatory, economic or technology environment of the investee; c) a significant adverse change in the general market condition of either the geographical area or the industry in which the investee operates; d) a bona fide offer to purchase or an offer by the investee to sell the investment; e) factors that raise significant concerns about the investee’s ability to continue as a going concern.

On October 2, 2020, the Company converted $102,096 of its marketable debt security into 119,355 shares of preferred stock or a 1.3% equity investment in a private company. During the year ended December 31, 2021, the Company recorded a full impairment on this investment.

On October 23, 2020, the Company entered into an equity interest purchase agreement whereas the Company purchased 3.8% ownership of a private company for $115,000. During the year ended December 31, 2021, the Company acquired additional equity interests that resulted in the Company achieving significant influence over this investee, therefore the investments were reclassified as an equity method investment (see Note 7).

On February 17, 2021, the Company entered into a membership interest purchase agreement whereas the Company purchased another 3.3% ownership of a private company for $100,000. During the year ended December 31, 2021, the Company acquired additional equity interests that resulted in the Company achieving significant influence over this investee, therefore the investments were reclassified as an equity method investment (see Note 7).

On May 21, 2021, the Company entered into a common stock purchase agreement whereas the Company purchased 10.0% ownership of a private company for $50,000.